Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill
The change in the carrying amount of goodwill during the year ended December 31, 2019 was the result of foreign currency translation adjustments as well as a $0.4 million addition associated with the acquisition of CrowdStorage (defined below). The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018, were as follows (in thousands):

Balance as of January 1, 2018	$836,970
Effect of Foreign Currency Translation	(2,115)
Balance as of December 31, 2018	834,855
Effect of CrowdStorage acquisition	453
Effect of Foreign Currency Translation	1,232
Balance as of December 31, 2019	$836,540

Intangible assets, net
The following table presents intangible asset balances as of December 31, 2019 and 2018 (in thousands):

	December 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$967,623	$(794,926)	$172,697	$964,100	$(717,648)	$246,452	10 years
2GIG 2.0 technology	17,000	(16,534)	466	17,000	(15,292)	1,708	8 years
Other technology	4,725	(2,858)	1,867	2,917	(1,667)	1,250	2 - 7 years
Space Monkey technology	7,100	(6,809)	291	7,100	(5,756)	1,344	6 years
Patents	12,885	(10,454)	2,431	12,123	(8,415)	3,708	5 years
Total definite-lived intangible assets:	1,009,333	(831,581)	177,752	1,003,240	(748,778)	254,462

Indefinite-lived intangible assets:
IP addresses	—	—	—	564	—	564
Domain names	59	—	59	59	—	59
Total Indefinite-lived intangible assets	59	—	59	623	—	623
Total intangible assets, net	$1,009,392	$(831,581)	$177,811	$1,003,863	$(748,778)	$255,085

In May 2019, the Company acquired majority ownership interest in CrowdStorage, Inc. (“CrowdStorage”), a distributed cloud storage solution company. The Company determined that CrowdStorage was a variable interest entity and the Company was the primary beneficiary, because CrowdStorage was dependent on the Company for ongoing financial support. As part of this acquisition, the Company recognized a definite-lived intangible asset of $1.8 million, included within the other technology asset class in the above table. The financial position and results of operations of CrowdStorage are consolidated by the Company and the non-controlling interest associated with the minority interest holders was immaterial as of, and for, the year ended December 31, 2019.
In January 2018, Vivint Wireless and Verizon consummated the transactions contemplated by a termination agreement to which the parties agreed, among other things, to terminate the spectrum leases between Vivint Wireless and Nextlink, a subsidiary of Verizon, in exchange for a cash payment by Verizon to Vivint Wireless. The calculation of the gain recorded included cash proceeds of $55.0 million, extinguishment of the spectrum license liability of $27.9 million, offset by the write-off of the spectrum license asset in the amount of $31.3 million and regulatory costs associated with the sale of $1.3 million for a total net gain on sale of $50.4 million which is included in other income, net in the consolidated statement of operations.
During the year ended December 31, 2019 and 2018, the Company added $1.2 million and $1.7 million of intangible assets related to patents, respectively. Amortization expense related to intangible assets was approximately $80.5 million, $90.9 million and $101.8 million for the years ended December 31, 2019, 2018, and 2017, respectively.
As of December 31, 2019, the remaining weighted-average amortization period for definite-lived intangible assets was 2.9 years. Estimated future amortization expense of intangible assets, excluding approximately $0.3 million in patents currently in process, is as follows as of December 31, 2019 (in thousands):

2020	$68,996
2021	59,419
2022	48,973
2023	77
2024	5
Thereafter	—
Total estimated amortization expense	$177,470